Retained Earnings and Accumulated Other Comprehensive Income or Loss - Dividends (Details) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	May 31, 2024 MXN ($)	Apr. 30, 2024 $ / shares	May 31, 2023 MXN ($)	Apr. 30, 2023 $ / shares	May 31, 2022 MXN ($)	Apr. 30, 2022 $ / shares	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Aggregate amount of dividends paid							$ 1,018,954	$ 1,027,354	$ 1,053,392
Multiplying factor							1.4286
Statutory income tax rate							30.00%	30.00%	30.00%
Withholding tax rate							10.00%
Cumulative earnings							$ 94,198,753
Series A, B, D and L Shares
Aggregate amount of dividends paid	$ 1,018,954		$ 1,027,354		$ 1,053,392
Dividend per share | $ / shares		$ 0.002991452991		$ 0.002991452991		$ 0.002991452991
CPOs
Dividend per share | $ / shares		$ 0.35		$ 0.35		$ 0.35